Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Assets [Abstract]
Money market funds	$ 820	$ 1,239
Alliance Boots call option	866	0
Alliance Boots call option, valuation assumption used	The call option was valued using a Monte Carlo simulation using assumptions surrounding Walgreens equity value as well as the potential impacts of the certain provisions of the Purchase and Option Agreement dated June 18, 2012, by and among the Company, Alliance Boots and AB Acquisitions Holdings Limited.
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Money market funds	820	1,239
Interest rate swaps	63	63
Forward interest rate swaps	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Money market funds	820	1,239
Interest rate swaps	0	0
Forward interest rate swaps	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Money market funds	0	0
Interest rate swaps	63	63
Forward interest rate swaps	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Money market funds	0	0
Interest rate swaps	0	0
Forward interest rate swaps	0
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Alliance Boots call option	866
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets [Abstract]
Alliance Boots call option	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets [Abstract]
Alliance Boots call option	0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets [Abstract]
Alliance Boots call option	$ 866